EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2007-A SERIES
Monthly Servicer's Statement
for the month ended November 30, 2007

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	55.56%
From	01-Nov-07	15-Nov-07	17-Dec-07	Floating Allocation Percentage at Month-End	66.31%
To	30-Nov-07	17-Dec-07
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2007-A balances were:		Payment Date	Period	Period
		5/17/2010	11/1/2009	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	133,144,476.00
Incremental Overcollateralization Amount	0.00
Series Nominal Liquidation Amount	$1,133,144,476.00

Required Participation Amount	1,198,144,476.00		Accumulation Account
Excess Receivables	656,499,952.04		Beginning	$0.00

Total Collateral	$1,854,644,428.04		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	185.46%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	32
	Total Pool		LIBOR	4.651880%
Beginning Gross Principal Pool Balance	$3,404,121,113.21		Applicable Margin	0.000000%
Total Principal Collections	(1,427,598,805.28)			4.651880%
Investment in New Receivables	1,695,323,990.93
Receivables Added for Additional Accounts	-			Actual	Per $1000
Repurchases	(413,450.00)		Interest	$4,135,004.44	$4.35
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$4.35
Less Net CMA Offset	(328,714,518.65)
Less Servicing Adjustment	(4,358,359.70)		Total Due Investors	$4,135,004.44	4.651880%
Ending Balance	$3,338,359,970.51		Servicing Fee	944,287.06
			Excess Cash Flow	$1,581,033.03
SAP for Next Period	55.56%

Average Receivable Balance	$3,157,174,063.51
Monthly Payment Rate	45.22%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$18,079,050.70
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$18,079,050.70